Commitments and Contingencies (Allowance For Doubtful Debts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Balance at beginning of period	$ 1,526	$ 1,361	$ 1,323
Provision	215	344	272
Reversal of provision	(141)	(164)	(218)
Write-off of provision	(8)	(15)	(16)
Balance at end of period	$ 1,592	$ 1,526	$ 1,361